Supplemental Expense Information (Details) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Supplemental Expense Information [Abstract]
Research and development expenses	¥ 31,214	¥ 27,856	¥ 25,042
Advertising costs	8,711	6,979	7,178
Shipping and handling costs	45,671	40,033	37,836
Depreciation and amortization	¥ 29,253	¥ 23,861	¥ 26,517